Allowances for Loan Losses_Changes In The Allowances For Loan Losses(Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		₩ 2,277,756,000,000	₩ 2,582,054,000,000
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Written off		(1,137,163,000,000)	(1,399,315,000,000)
Recoveries from written off loans		558,595,000,000	515,404,000,000
Sale and repurchase		(66,372,000,000)	(78,197,000,000)
Provision	[1]	584,154,000,000	578,799,000,000
Increase Due To Business Combination Allowance Account For Credit Losses Of Loans		59,906,000,000	136,370,000,000
Other changes		(166,645,000,000)	(57,359,000,000)
Ending		2,110,231,000,000	2,277,756,000,000
Retail
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		481,289,000,000	491,352,000,000
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Written off		(341,506,000,000)	(295,459,000,000)
Recoveries from written off loans		145,606,000,000	167,033,000,000
Sale and repurchase		(40,267,000,000)	(23,046,000,000)
Provision	[1]	233,262,000,000	82,035,000,000
Increase Due To Business Combination Allowance Account For Credit Losses Of Loans		9,679,000,000	59,615,000,000
Other changes		(58,764,000,000)	(241,000,000)
Ending		429,299,000,000	481,289,000,000
Corporate
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		1,382,172,000,000	1,692,352,000,000
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Written off		(395,272,000,000)	(747,151,000,000)
Recoveries from written off loans		280,324,000,000	214,915,000,000
Sale and repurchase		(26,105,000,000)	(55,151,000,000)
Provision	[1]	38,644,000,000	252,195,000,000
Increase Due To Business Combination Allowance Account For Credit Losses Of Loans		50,227,000,000	76,755,000,000
Other changes		(98,324,000,000)	(51,743,000,000)
Ending		1,231,666,000,000	1,382,172,000,000
Credit card
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		414,295,000,000	398,350,000,000
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Written off		(400,385,000,000)	(356,705,000,000)
Recoveries from written off loans		132,665,000,000	133,456,000,000
Sale and repurchase		0	0
Provision	[1]	312,248,000,000	244,569,000,000
Increase Due To Business Combination Allowance Account For Credit Losses Of Loans		0	0
Other changes		(9,557,000,000)	(5,375,000,000)
Ending		₩ 449,266,000,000	₩ 414,295,000,000

[1]	Provision for credit losses in statements of comprehensive income also include provision for unused commitments and guarantees (Note 23.(2)), provision (reversal) for financial guarantees contracts (Note 23.(3)), and provision (reversal) for other financial assets (Note 18.(2)).